9. SHARE CAPITAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common stock shares outstanding	142,150,164	91,694,183
Stock subscriptions received	$ 0	$ 21,514
Private placement, common stock, value	$ 76,000
Warrants exercised, shares issued		652,500
Warrants exercised, value		$ 69,600
Derivative liability related to warrants		$ 191,490
Private Placements [Member]
Private placement, common stock, shares	3,800,000
Private placement, common stock, value	$ 76,000
Private placement, common stock and warrants issuance for cash, shares	2,311,000
Proceeds from private placement	$ 219,990
Derivative liability related to warrants	$ 169,700